EQUITY-BASED COMPENSATION - Non-vested restricted interests (Details) - $ / shares shares in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number
Outstanding	27,394
Vested	(6,002)
Outstanding	21,392	27,394
Weighted Average Grant Date Fair Value
Outstanding	$ 0.13
Granted		$ 0.84	$ 0.36	$ 0.27
Vested	0.13
Outstanding	$ 0.13	$ 0.13
Restricted interests
Number
Outstanding	10,127	9,387
Granted		740
Outstanding	10,127	10,127	9,387
Weighted Average Grant Date Fair Value
Outstanding	$ 1.83	$ 1.80
Granted		2.25	$ 1.80	$ 0
Outstanding	$ 1.83	$ 1.83	$ 1.80